Approval of the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Approval of the consolidated financial statements
Approval of the consolidated financial statements	30. Approval of the consolidated financial statements The consolidated financial statements were approved and authorised for issue by the board of directors on 31 March 2020.